JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Shares		Fair Value

	COMMON STOCKS - 99.5%
	ADVERTISING - 2.9%
4,300	Trade Desk, Inc.*	$ 1,747,950

	BANKS - 3.3%
10,090	Goldman Sachs Group, Inc.	1,993,986

	BIOTECHNOLOGY - 3.4%
6,920	Vertex Pharmaceuticals, Inc.*	2,008,945

	COMMERCIAL SERVICES - 8.1%
19,080	PayPal Holdings, Inc.*	3,324,308
4,530	S&P Global, Inc.	1,492,544
		4,816,852
	COMPUTERS - 4.3%
7,105	Accenture PLC	1,525,586
10,875	Leidos Holdings, Inc.	1,018,661
		2,544,247
	COSMETICS/PERSONAL CARE - 1.0%
5,000	Procter & Gamble Co.	597,850

	DISTRIBUTION/WHOLESALE - 2.2%
15,775	Copart, Inc.*	1,313,584

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
10,255	Visa, Inc.	1,980,958

	HEALTHCARE - PRODUCTS - 6.3%
9,460	Insulet Corp.*	1,837,700
5,270	Thermo Fisher Scientific, Inc.	1,909,532
		3,747,232
	INTERNET - 15.0%
1,601	Alphabet, Inc.*	2,270,298
1,100	Amazon.com, Inc.*	3,034,702
10,310	Facebook, Inc.*	2,341,092
11,000	Roku, Inc.*	1,281,830
		8,927,922
	PHARMACEUTICALS - 6.9%
33,575	Bristol-Myers Squibb Co.	1,974,210
7,000	Johnson & Johnson	984,410
23,090	Sanofi ADR	1,178,745
		4,137,365
	RETAIL - 4.3%
8,170	Lululemon Athletica, Inc.*	2,549,122

	SEMICONDUCTORS - 13.0%
30,065	Applied Materials, Inc.	1,817,429
3,545	ASML Holding NV ADR	1,304,666
7,480	NVIDIA Corp.	2,841,727
19,430	QUALCOMM, Inc.	1,772,210
		7,736,032
JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares		Fair Value

	COMMON STOCKS (Continued) - 99.5%
	SOFTWARE - 22.5%
32,130	Activision Blizzard, Inc.	$ 2,438,667
6,040	Adobe, Inc.*	2,629,272
17,240	Akamai Technologies, Inc.*	1,846,232
5,345	ANSYS, Inc.*	1,559,297
17,190	Microsoft Corp.	3,498,337
7,190	Splunk, Inc.*	1,428,653
		13,400,458
	TELECOMMUNICATIONS - 1.4%
15,395	Verizon Communications, Inc.	848,726

	TRANSPORTATION - 1.6%
5,562	Old Dominion Freight Line, Inc.	943,260

	TOTAL COMMON STOCKS (Cost $44,506,927)	59,294,489

	TOTAL INVESTMENTS - 99.5% (Cost $44,506,927)	$ 59,294,489
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	304,665
	TOTAL NET ASSETS - 100.0%	$ 59,599,154

ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-Income producing security.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$ 59,294,489	$ -	$ -	$ 59,294,489
Total			$ 59,294,489	$ -	$ -	$ 59,294,489

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 44,507,425	$ 15,139,562	$ (352,498)	$ 14,787,064